NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest
	Cyber Cloud	Joysee	Super Movie	Total
			(Note c)

Balance as of January 1, 2012	$538	$3,229	$113	$3,880
Share-based compensation	5	21	—	26
Net loss	(402)	(870)	(117)	(1,389)
Foreign currency translation adjustment	30	157	1	188

Balance as of December 31, 2012	171	2,537	(3)	2,705
Share-based compensation	5	11	—	16
Net (loss)/income	(209)	(1,626)	3	(1,832)
Foreign currency translation adjustment	2	45	—	47

Balance as of December 31, 2013	(31)	967	—	936
Share-based compensation	4	(15)	—	(11)
Partial disposal of Joysee’s equity (Note b)	—	215	—	215
Transfer of noncontrolling interest-Cyber Cloud (Note a)	1,160	—	—	1,160
Net loss	(620)	(1,105)	—	(1,725)
Foreign currency translation adjustment	9	(19)	—	(10)

Balance as of December 31, 2014	$522	$43	$—	$565

a.	Pursuant to a series of agreements dated April 30, 2014, Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. Moreover, Super TV transferred its remaining equity interest in Cyber Cloud to CSM Holdings. As a result of these transactions, CSM Holdings, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interest in Cyber Cloud, respectively (Note 5(a)).

b.	Pursuant to agreements dated June 20, 2014, the Group transferred 17.9% equity interests in Joysee to Beijing Ying Zhi Cheng Technology Co., Ltd. (“Ying Zhi Cheng Technology”), an entity that is held mainly by employees of Joysee and who held 5.2% of the equity interest in Joysee before the equity transfer. As a result of this transaction, the Group, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd., held 46.9%, 23.1% and 30% of the equity interests in Joysee, respectively. According to the article of association of Joysee, N-S Information Technology is entitled to recommend for appointment three out of the five members to the board of directors of Joysee. The Group is still considered to have the ability to control Joysee accordingly. The Group has accounted for the transfer of equity interest as stock based compensation. Stock based compensation of $963 has been recorded for the year ended December 31, 2014 accordingly.

c.	On November 7, 2013, Super Movie was dissolved.

Effects of Changes in Group's Ownership Interests in Subsidiaries on Group's Equity

The following summarized the effects of changes in the Group’s ownership interests in its subsidiaries on the Group’s equity:

	For the years ended December 31,
	2012	2013	2014

Net income attributable to the Group	$6,927	$24,408	$20,890

Transfers from the noncontrolling interest
Decrease in the Group’s additional paid-in capital for transfer of noncontrolling interest in Joysee (Note b)	—	—	(215)
Increase in the Group’s additional paid-in capital for transfer of noncontrolling interest in Cyber Cloud (Note a)	—	—	1,381

Net transfers from noncontrolling interest	—	—	1,166

Changes from net income attributable to the Group and transfers from noncontrolling interest	$6,927	$24,408	$22,056

a.	Pursuant to a series of agreements dated April 30, 2014, Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. Moreover, Super TV transferred its remaining equity interest in Cyber Cloud to CSM Holdings. As a result of these transactions, CSM Holdings, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interest in Cyber Cloud, respectively (Note 5(a)).

b.	Pursuant to agreements dated June 20, 2014, the Group transferred 17.9% equity interests in Joysee to Beijing Ying Zhi Cheng Technology Co., Ltd. (“Ying Zhi Cheng Technology”), an entity that is held mainly by employees of Joysee and who held 5.2% of the equity interest in Joysee before the equity transfer. As a result of this transaction, the Group, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd., held 46.9%, 23.1% and 30% of the equity interests in Joysee, respectively. According to the article of association of Joysee, N-S Information Technology is entitled to recommend for appointment three out of the five members to the board of directors of Joysee. The Group is still considered to have the ability to control Joysee accordingly. The Group has accounted for the transfer of equity interest as stock based compensation. Stock based compensation of $963 has been recorded for the year ended December 31, 2014 accordingly.